Acquisitions and Divestitures (Pro Forma) (Details) - Capital Bank Financial Corporation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Actual from acquisition date, Net interest income	$ 31,253
Actual from acquisition date, Noninterest income	6,192
Actual from acquisition date, Pre-tax income	16,534
Unaudited Pro Forma, Net interest income	1,165,006	$ 1,033,218
Unaudited Pro Forma, Noninterest income	563,581	638,493
Unaudited Pro Forma, Pre-tax income	476,911	458,667
Unaudited Pro Forma, Net income available to common shareholders	$ 274,416	$ 293,981